Income Taxes (Roll-forward of Interest and Penalties Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Balance at beginning of fiscal year	¥ 4,876	¥ 5,946	¥ 4,528
Total interest and penalties in the consolidated statements of income	201	(1,468)	(698)
Total cash settlements, foreign exchange translation and others	(350)	398	2,116
Balance at end of fiscal year	¥ 4,727	¥ 4,876	¥ 5,946